Convertible Senior Notes - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 26, 2018 $ / shares	Jul. 31, 2018 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Jul. 31, 2018 CNY (¥)	Jul. 31, 2018 USD ($) $ / shares
Line of Credit Facility [Line Items]
Convertible senior notes interest rate			3.80%		3.80%
Gain loss on repurchase of debt instruments			¥ 0	$ 0	¥ 4,565		¥ 129,575
Convertible Senior Notes Due 2025 [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount										¥ 4,985,000	$ 725,000
Conversion rate per ADS | shares		15.4776	23.0536	23.0536	21.0061	21.0061
Conversion price per ADS | $ / shares	$ 45.34							$ 43.38	$ 47.61		$ 64.61
Debt conversion premium percentage	42.50%
Convertible senior notes maturity date		Jul. 01, 2025
Principal amount of each convertible note | $		$ 1,000		$ 1,000		$ 1,000
Number of notes converted into company's ADSs			0	0	0	0
Convertible senior notes interest rate			1.25%		1.25%
Debt instrument, carrying value			¥ 20,191		¥ 19,571
Unamortized debt issuance costs			¥ 34		¥ 101
Debt instrument, effective interest rate			1.61%		1.61%
Amortization and interest expenses			¥ 319		¥ 39,939
Debt instrument repurchased principal amount					2,727,724
Debt instrument repurchase price					2,679,942
Gain loss on repurchase of debt instruments					¥ 4,565
The remaining principle of Convertible senior notes | $				$ 2,771